                       Montgomery Institutional Series:
                        International Growth Portfolio

                            Semi - Annual Report
                              December 31, 1998


                            [LOGO APPEARS HERE]

                              Invest wisely.(R)
                        MONTGOMERY ASSET MANAGEMENT(SM)

Montgomery Institutional Series:
International Growth Portfolio
Semi-Annual Report
December 31, 1998

Montgomery Institutional Series: International Growth Portfolio
Portfolio Highlights
December 31, 1998

Montgomery Institutional Series: International Growth Portfolio
Portfolio of Investments
December 31, 1998 (unaudited)

     Top Five Countries as of 12/31/98
     (as a percentage of total net assets):

     United Kingdom                              17.2%
     Japan                                       11.8
     Germany                                      8.1
     France                                       8.1
     Netherlands                                  7.3

     Top Ten Industries as of 12/31/98
     (as a percentage of total net assets):

     Banks                                       12.5%
     Telephone/Networks                           9.0
     Pharmacy/Drugs                               6.5
     Cosmetics and Personal Care                  6.3
     Telephone/Wireless                           6.2
     Food and Beverage                            6.1
     Telecommunications/Other                     5.2
     Auto/Auto Parts                              4.5
     Machinery and Tools                          3.9
     Electric Utilities                           3.1

     Top Ten Holdings as of 12/31/98
     (as a percentage of total net assets):

     KAO Corporation                              2.9%
     NTT Mobile Communications                    2.8
     Kirin Brewery Company                        2.8
     Cap Gemini S.A.                              2.6
     Vivendi                                      2.5
     Swisscom AG                                  2.5
     Mannesmann AG                                2.4
     Koninklije KPN, N.V.                         2.4
     Union Electrica Fenosa S.A.                  2.4
     Novartis AG                                  2.3

Portfolio Management
John Boich, CFA
     Senior Portfolio Manager
Oscar Castro, CFA
     Senior Portfolio Manager

Fund Performance
Cumulative total returns for the period
ended 12/31/98
Montgomery Institutional Series: International Growth Portfolio
Since inception (6/30/98)   1.10%
MSCI EAFE Index
Since 6/30/98   3.51%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley Capital International EAFE Index is composed of 21 developed market countries in Europe, Australia and the Far East. The return is presented net of dividend withholding taxes.

Common Stocks - 84.1%                                                           Value
Shares                                                                         (Note 1)
       Australia - 3.3%
236,000      Australia & New Zealand Bank Group, ORD (Banks)                    $1,544,550
594,900      Cable & Wireless Optus Ltd. (Telephone/Wireless)                    1,250,422
                                                                                 2,794,972
       Canada - 0.1%
1,800  Cognos Inc.+ (Software Systems)                                              44,550
       China/Hong Kong - 0.8%
385,000   China Telecom (Hong Kong) Ltd.+ (Telephone/Wireless)                     665,884

       Finland - 2.0%
13,760 Nokia Corporation AB, Series A (Telecommunications Equipment)             1,668,541
       France - 8.1%
51,400 Alstom + (Machinery and Tools)                                            1,204,328
400    Alstom, ADR + (Machinery and Tools)                                           9,300
13,925 Cap Gemini S.A. (Business Services)                                       2,234,077
28,600 Renault S.A.+ (Auto/Auto Parts)                                           1,283,956
8,330  Vivendi (Conglomerates)                                                   2,160,347
                                                                                 6,892,008
       Germany - 7.0%
17,520 Bayerische Vereinsbank A.G. (Banks)                                       1,372,077
17,970 Mannesmann A.G. (Machinery and Tools)                                     2,059,753
3,490  Muenchener Rueckver A.G. (Insurance)                                      1,690,179
9,800  Veba A.G. (Electric Utilities)                                              586,347
3,380  Volkswagen A.G. (Auto/Auto Parts)                                           269,775
                                                                                 5,978,131
       Greece - 3.7%
61,800 Hellenic Telecommunication Organization S.A.+(Telephone/Networks)         1,645,027
6,830  National Bank of Greece (Banks)                                           1,537,409
                                                                                 3,182,436
       Ireland - 3.3%
53,313 Bank of Ireland (Banks)                                                   1,185,422
23,750 Elan Corporation PLC, ADR+(Pharmacy/Drugs)                                1,652,109
                                                                                 2,837,531

       Italy - 3.3%
89,000  Saipem SpA+ (Oilfield Equipment)                                 375,711
77,900  Telecom Italia SpA+(Telephone/Networks)                          664,302
72,800  Telecom Italia di Risp (Telephone/Networks)                      457,903
171,500 Telecom Italia Mobile SpA (Telephone/Wireless)                 1,265,415

        Japan - 11.8%
59,000  Bridgestone Corporation (Auto/Auto Parts)                      1,339,189
108,000   KAO Corporation (Cosmetics and Personal Care)                2,437,060

Montgomery Institutional Series: International Growth Portfolio
Portfolio of Investments
December 31, 1998 (unaudited)

Common Stocks (continued)                                             Value
Shares                                                               (Note 1)
        Japan - 11.8% (continued)
184,000 Kirin Brewery Company (Food and Beverage)                    $ 2,344,675
58      NTT Mobile Communications (Telecommunications/Other)           2,386,620

17,000  TDK Corporation (Electronics)                                  1,554,003
                                                                      10,061,547
        Netherlands - 7.3%
16,400  Equant N.V. (Software Systems)                                 1,112,125
18,400  International Nederlanden Groep N.V. (Banks)                   1,121,414
40,400  Koninklijke KPN, N.V. (Telecommunications/Other)               2,021,397
23,400  Unilever N.V., ADR (Cosmetics and Personal Care)               1,940,738
                                                                       6,195,674
        Norway - 1.0%
247,900   Christiania Bank O.G. (Banks)                                  861,302
        Portugal - 1.8%
33,550  Portugal Telecom S.A. (Telephone/Networks)                     1,538,949
        Spain - 6.1%
77,000  Argentaria (Banks)                                             1,991,099
26,900  Telefonica de Espana, ORD (Telephone/Networks)                 1,194,336
115,200 Union Electrica Fenosa S.A.+(Electric Utilities)               2,006,192
                                                                       5,191,627
        Sweden - 0.9%
32,900  Ericsson (L.M.) Telephone Company, Class B (Telecommunications
        Equipment)                                                       781,525

        Switzerland - 6.4%
384     Baer (Julius) Holdings AG-B (Diversified Financial Services)   1,276,272
1,014   Novartis AG (Pharmacy/Drugs)                                   1,993,302
5,107   Swisscom AG (Telephone/Networks)                               2,137,988
                                                                       5,407,562
        United Kingdom - 17.2%
29,700  Abbey National PLC (Banks)                                     1,020,700
79,100  Allied Zurich PLC (Diversified Financial Services)             1,182,984

139,000 Amvescap PLC (Investment Management)                           1,074,655
63,200  Colt Telecom Group PLC (Telephone/Regional-Local)                924,700
55,630  Glaxo Wellcome PLC (Pharmacy/Drugs)                            1,911,836
159,600 Orange PLC (Telephone/Wireless)                                1,841,593
70,000  Railtrack Group PLC (Railroad)                                 1,829,582
75,000  Reckitt and Coleman PLC (Cosmetics and Personal Care)            990,109
170,000 Sainsbury PLC (Food and Beverage)                              1,322,099

225,700 Somerfield PLC (Food and Beverage)                                   1,502,918
93,100  The Great Universal Stores PLC (Retail Trade)                          974,421
                                                                            14,575,597
Total Common Stocks (Cost $64,779,287)                                      71,441,167

Montgomery Institutional Series: International Growth Portfolio
Portfolio of Investments
December 31, 1998 (unaudited)

Common Stocks (continued)                                                   Value
Shares                                                                    (Note 1)
        Preferred Stocks - 1.4%
        Brazil - 0.3%
6,240,000      Telesp Celular S.A. (Telephone/Wireless)                    $   274,235
        Germany - 1.1%
401     Porsche A.G. (Auto/Auto Parts)                                         914,454
Total Preferred Stocks (Cost $1,443,937)                                     1,188,689
Rights - 0.0%# (Cost $0)
        Spain - 0.0%#
26,000  Telefonica S.A., Rights, Expire 01/30/99+ (Telephone/Networks)          23,848
Total Securities (Cost $66,223,224)                                         72,653,704

Principal Amount
Repurchase Agreements - 11.7% (Cost $9,949,000)
        $9,949,000  Agreement with Greenwich Capital Markets, Tri-Party, 5.150%
                    dated 12/31/98,to be repurchased at $9,954,693 on 01/04/99,collateralized by $10,147,980 market value of U.S. government securities, having various maturities and various interest rates. 9,949,000
Total Investments (Cost $76,172,224*)          97.2%  82,602,704
Other Assets and Liabilities (Net)  2.8        2,362,631
Net Assets                       100.0%      $84,965,335
*       Aggregate cost for federal tax purposes.
+       Non-income producing security.
#       Amount represents less than 0.1%.
Abbreviations:
ADR     American Depositary Receipt
ORD     Ordinary

Montgomery Institutional Series: International Growth Portfolio
Statement of Assets and Liabilities
December 31, 1998 (unaudited)
Assets:
Investment in securities, at value (Identified cost $76,172,224)(Note 1)
     Securities                                                      $72,653,704
     Repurchase agreements                                             9,949,000
     Total investments                                                82,602,704
Foreign currency (Cost $388,429)                                         385,920
Receivables:
     Shares of beneficial interest sold                                3,949,662
     Dividends                                                            28,329
     Due from Manager                                                     24,882
     Interest                                                              1,423
Other Assets:
     Deferred organization costs (Note 1)                                 26,991
Total Assets                                                          87,019,911
Liabilities:
Forward foreign currency exchange contracts:

        Net unrealized depreciation of forward foreign currency
          contracts (Note 3)                                         $    16,965
Payables:
        Investment securities purchased                                1,893,902
        Cash overdrafts payable to Custodian                              40,388
        Organization costs payable                                        30,000
        Administration fee (Note 2)                                       19,056
        Audit fee                                                         16,545
        Trustees' fees and expenses (Note 2)                               2,600
        Accrued liabilities and expenses                                  35,120

Total Liabilities                                                      2,054,576
Net Assets                                                           $84,965,335
Net Assets consist of:
     Undistributed net investment income                             $   138,315
     Accumulated net realized loss on securities sold, forward foreign currency exchange contracts and foreign currency transactions
          (1,713,046)
     Net unrealized appreciation of investments, forward foreign currency exchange contracts, foreign currency transactions and net other assets 6,420,885
     Shares of beneficial interest                                        84,028
     Additional paid-in capital                                       80,035,153
Net Assets                                                           $84,965,335
Net Asset Value, offering and redemption price per share outstanding*
                                                                     $ 10.11
Number of Fund shares outstanding                                      8,402,832
* Redemption price per share is equal to Net Asset Value less any applicable redemption fees.

Montgomery Institutional Series: International Growth Portfolio
Statement of Operations
For the Period Ended December 31, 1998 (unaudited)

Net Investment Income:
Interest (net of foreign withholding taxes of $74)                  $   204,022
Dividends (net of foreign withholding taxes of $21,271)                 114,500
Total Income                                                            318,522
Expenses:
Management fee (Note 2)                                             $   148,684
Registration and filing fees                                             32,711
Custodian fees                                                           27,754
Legal and audit fees                                                     19,052
Accounting fees (Note 2)                                                 16,851
Amortization of organization costs (Note 1)                               3,009
Trustees' fees and expenses (Note 2)                                      2,758
Transfer agency and servicing fees                                          991
Other                                                                    15,493
Total Expenses                                                          267,303
Fees deferred by Manager (Note 2)                                       (87,096)
Net Expenses                                                            180,207
Net Investment Income                                                   138,315
Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss from:

Securities transactions                                              (1,438,431)
Forward foreign currency exchange contracts                             (54,714)
Foreign currency transactions                                          (219,901)
Net realized loss on investments during the period
                                                                     (1,713,046)
Net change in unrealized appreciation/(depreciation)of:
Securities                                                            6,430,480
Forward foreign currency exchange contracts                             (16,965)
Foreign currency and net other assets                                     7,370
Net unrealized appreciation of investments during the period
                                                                      6,420,885
Net Realized and Unrealized Gain on Investments                       4,707,839
Net Increase in Net Assets Resulting from Operations                $ 4,846,154

* The Montgomery Institutional Series: International Growth Portfolio commenced operations on June 30, 1998.

Montgomery Institutional Series: International Growth Portfolio
Statement of Changes in Net Assets (unaudited)

                                                                    Period Ended
                                                                    12/31/98
Net Increase in Net Assets Resulting From Operations:
Net investment income.                                              $   138,315
Net realized loss on securities transactions, forward foreign currency exchange contracts and foreign currency
     transactions during the year                                    (1,713,046)
Net unrealized appreciation of securities, forward
     foreign currency exchange contracts, foreign currency and
     net other assets during the year                                 6,420,885
Net increase in net assets resulting from operations                  4,846,154
Distributions to shareholders from net investment income              --
Distributions to shareholders from net realized gains on investments  --
Net increase from beneficial interest transactions (Note 4)          80,119,181
Net increase in net assets.                                          84,965,335
Net Assets:
Beginning of period                                                  0
End of period (including undistributed net investment income
     of $138,315)                                                   $84,965,335
Financial Highlights (unaudited)
Selected Per Share Data for the Period Ended:
                                                                     12/31/98*
                                                                     (unaudited)
Net asset value  beginning of period                                $   10.00
Net investment income                                                    0.02
Net realized and unrealized gain on investments                          0.09
Net increase in net assets resulting from
     investment operations                                               0.11
Effect of redemption expense reimbursement fee                           --
Distributions from net investment income                                 --
Distributions from net realized gains on investments                     --
Net asset value  end of period                                      $   10.11
Total return**                                                           1.10%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)                                $    84,965

Ratio of net investment income to average net assets                    0.69%+
Ratio of operating expenses to average net assets including
     interest and tax expenses                                          0.90%+
Portfolio turnover rate                                                41%
Net investment income before deferral of fees by Manager
     including interest and tax expenses.                             $ 0.01
Ratio of expenses before deferral of fees by Manager
     including interest and tax expenses.                               1.34%+

* The Montgomery Institutional Series: International Growth Portfolio commenced operations on June 30, 1998.
**   Total return represents aggregate total return for the period indicated.
+    Annualized.

The Montgomery Funds II
Notes to Financial Statements

The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on September 8, 1993 and commenced operations with the Montgomery Institutional Series:
Emerging Markets Portfolio. As of December 31, 1998, the Trust had seven publicly offered series, the Montgomery U.S. Asset Allocation Fund, the Montgomery Global Long-Short Fund, the Montgomery Emerging Markets Focus Fund, the Montgomery Small Cap Systematic Value Fund, the Montgomery Macro Cap Systematic Value Fund, the Montgomery Institutional Series: Emerging Markets Portfolio and the Montgomery Institutional Series: International Growth Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains only to the Montgomery Institutional Series: International Growth Portfolio (the "Fund"). The financial statements for the other funds in the Trust have been presented under separate cover.

1.  Significant Accounting Policies:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a.  Portfolio Valuation

     The Fund's securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean between the closing bid and asked price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith in accordance with methods which are authorized by the Trust's Board of Trustees.

     Portfolio securities which are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets, except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market are valued at the mean between the last available bid and ask price prior to the time of valuation.

     Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates fair value.

b.  Repurchase Agreements

     The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

The Montgomery Funds II
Notes to Financial Statements
(continued)

c.  Foreign Currency

     Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

d.  Forward Foreign Currency Exchange Contracts

     The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

     When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

e.  Dividends and Distributions

     Dividends from net investment income of the Fund are declared and paid annually.

     Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

f.  Securities Transactions and Investment Income

     Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

g.  Federal Income Taxes

     The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

h.  Organization Costs

     Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

i.  Expenses

     Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among the Funds in the Trust based upon relative net assets.

The Montgomery Funds II
Notes to Financial Statements
(continued)

2.  Management Fees and Other Transactions with Affiliates:

a. Montgomery Asset Management, LLC. is the Fund's Manager (the "Manager"). The Manager, a Delaware liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG.

     Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Fund, at an effective annual rate of 0.75% of average daily net assets before any reduction of fees for the period ending December 31, 1998, (the effective rate including the effect of current period fee reduction was 0.31% for the period ending December 31, 1998.) The Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 0.90% of average daily net assets. Any reductions made for the Fund by the Manager in its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary expense absorptions are also subject to recovery.

     For the period ended December 31, 1998, the Manager has reduced fees by $87,096.

     As of December 31, 1998, the reduced management fee subject to recoupment is $87,096.

b. Montgomery Asset Management, LLC serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. For the period ended December 31, 1998, the Administrator did not waive fees.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee of the Montgomery Funds II who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $55,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($15,000 of which was allocated to the Montgomery Funds II).

3. Securities Transactions:

a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 1998, were $82,128,435 and $14,467,937, respectively.

b. At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $7,677,513 and $1,247,033 respectively.

The Montgomery Funds II
Notes to Financial Statements
(continued)

c. The schedules of forward foreign currency exchange contracts at December 31, 1998 were as follows:

Foreign Currency             Settlement     In Exchange    Net Unrealized
     Amount                  Date           For (US$)      (Depreciation)
Forward Foreign Currency Exchange Contracts to Receive:
     907,410       British Pound            $1,508,461    $(16,965)
             Total Forward Foreign Currency
     Exchange Contracts to Receive
     (Contract cost $1,525,426)

d. Under an unsecured Revolving Credit Agreement with DeutscheBank (New York), the Fund, along with other funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year from August 31, 1998 borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The fund pays its pro-rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the period ended December 31, 1998, there were no borrowings under this agreement.

4.  Transactions in Shares of Beneficial Interest:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                            Period Ended
                                            December 31, 1998
                                       Shares              Amount
Shares Sold                             8,702,235       $82,898,668
Issued as reinvestment of dividends            --            --
Shares redeemed                           299,403         2,779,488
Net Increase                            8,402,832       $80,119,181

5.  Foreign Securities:

     The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.